Restructuring Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Restructuring Cost and Reserve
Restructure reserves	$ 443	$ 443
Restructuring Reserve [Roll Forward]
Restructuring accrual, beginning balance	443
Restructuring accrual, ending balance	756	443
Lease Obligation [Member] | Other Current and Long-term Liabilities [Member] | Discontinued Operations [Member] | Hooper Holmes Services [Member]
Restructuring Cost and Reserve
Restructure reserves	400
Restructuring Reserve [Roll Forward]
Restructuring accrual, ending balance	400
Facility Closure Obligation
Restructuring Cost and Reserve
Restructure reserves	657	1,074
Restructuring Reserve [Roll Forward]
Restructuring accrual, beginning balance	657	1,074
Payments	(534)	(402)
Restructuring accrual, ending balance	372	657
Facility Closure Obligation | Discontinued Operations [Member]
Restructuring Reserve [Roll Forward]
Adjustments	249	(15)
Facility Closure Obligation | Discontinued Operations [Member] | Hooper Holmes Services [Member]
Restructuring Cost and Reserve
Restructure reserves	600	600
Restructuring Reserve [Roll Forward]
Restructuring accrual, beginning balance	600
Restructuring accrual, ending balance		600
Facility Closure Obligation | Discontinued Operations [Member] | Portamedic Service Line [Member]
Restructuring Cost and Reserve
Restructure reserves	100	100
Restructuring Reserve [Roll Forward]
Restructuring accrual, beginning balance	100
Restructuring accrual, ending balance		100
Facility Closure Obligation | Other Current and Long-term Liabilities [Member]
Restructuring Cost and Reserve
Restructure reserves	700	700
Restructuring Reserve [Roll Forward]
Restructuring accrual, beginning balance	700
Restructuring accrual, ending balance		$ 700
Facility Closure Obligation | Other Current and Long-term Liabilities [Member] | Discontinued Operations [Member]
Restructuring Cost and Reserve
Restructure reserves	400
Restructuring Reserve [Roll Forward]
Restructuring accrual, ending balance	$ 400